Shareholder Report	12 Months Ended	118 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000147952
Shareholder Report [Line Items]
Fund Name	DWS ESG International Core Equity Fund
Class Name	Class A
Trading Symbol	DURAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS ESG International Core Equity Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.85%

Gross expense ratio as of the latest prospectus: 3.80%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 11/11/14
Class A Unadjusted for Sales Charge	13.78%	7.14%	5.02%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	7.24%	5.88%	4.38%
MSCI EAFE Index	19.40%	8.61%	5.92%

Performance Inception Date		Nov. 11, 2014
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 7,773,930	$ 7,773,930
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	7,773,930
Number of Portfolio Holdings	111
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	19%
Industrials	16%
Health Care	16%
Consumer Discretionary	10%
Information Technology	9%
Consumer Staples	8%
Materials	7%
Communication Services	4%
Utilities	4%
Energy	4%
Real Estate	2%

Material Fund Change [Text Block]
C000147953
Shareholder Report [Line Items]
Fund Name	DWS ESG International Core Equity Fund
Class Name	Class C
Trading Symbol	DURCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS ESG International Core Equity Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.60%

Gross expense ratio as of the latest prospectus: 4.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 11/11/14
Class C Unadjusted for Sales Charge	12.96%	6.35%	4.24%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	11.96%	6.35%	4.24%
MSCI EAFE Index	19.40%	8.61%	5.92%

Performance Inception Date		Nov. 11, 2014
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 7,773,930	$ 7,773,930
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	7,773,930
Number of Portfolio Holdings	111
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	19%
Industrials	16%
Health Care	16%
Consumer Discretionary	10%
Information Technology	9%
Consumer Staples	8%
Materials	7%
Communication Services	4%
Utilities	4%
Energy	4%
Real Estate	2%

Material Fund Change [Text Block]
C000147954
Shareholder Report [Line Items]
Fund Name	DWS ESG International Core Equity Fund
Class Name	Class S
Trading Symbol	DURSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS ESG International Core Equity Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$70	0.65%

Gross expense ratio as of the latest prospectus: 3.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 11/11/14
Class S No Sales Charge	14.14%	7.38%	5.21%
MSCI EAFE Index	19.40%	8.61%	5.92%

Performance Inception Date		Nov. 11, 2014
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 7,773,930	$ 7,773,930
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	7,773,930
Number of Portfolio Holdings	111
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	19%
Industrials	16%
Health Care	16%
Consumer Discretionary	10%
Information Technology	9%
Consumer Staples	8%
Materials	7%
Communication Services	4%
Utilities	4%
Energy	4%
Real Estate	2%

Material Fund Change [Text Block]
C000147955
Shareholder Report [Line Items]
Fund Name	DWS ESG International Core Equity Fund
Class Name	Institutional Class
Trading Symbol	DURIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS ESG International Core Equity Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.60%

Gross expense ratio as of the latest prospectus: 3.52%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 11/11/14
Institutional Class No Sales Charge	14.08%	7.41%	5.28%
MSCI EAFE Index	19.40%	8.61%	5.92%

Performance Inception Date		Nov. 11, 2014
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 7,773,930	$ 7,773,930
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	7,773,930
Number of Portfolio Holdings	111
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	19%
Industrials	16%
Health Care	16%
Consumer Discretionary	10%
Information Technology	9%
Consumer Staples	8%
Materials	7%
Communication Services	4%
Utilities	4%
Energy	4%
Real Estate	2%

Material Fund Change [Text Block]